3. Summary of Significant Accounting Policies: (d) Financial Instruments (Policies)	12 Months Ended
Jun. 30, 2023
Policies
(d) Financial Instruments

(d)  Financial Instruments

The Company classifies and measures financial instruments in accordance with IFRS 9 – Financial Instruments (“IFRS 9”). A financial instrument is any contract that gives rise to a financial asset of one entity and a financial liability or equity instrument of another entity. The Company recognizes financial assets and financial liabilities on the consolidated statements of financial position when it becomes a party to the financial instrument or derivative contract.

Classification

The Company classifies its financial assets in the following measurement categories: (a) those to be measured subsequently at FVTPL; (b) those to be measured subsequently at fair value through other comprehensive income (loss) (“FVTOCI”); and (c) those to be measured at amortized cost. The classification of financial assets depends on the business model for managing the financial assets and the contractual terms of the cash flows. Financial liabilities are classified as those to be measured at amortized cost unless they are designated as those to be measured subsequently at FVTPL (irrevocable election at the time of recognition). The Company reclassifies financial assets when and only when its business model for managing those assets changes. Financial liabilities are not reclassified.

The Company’s financial assets include cash, other receivables excluding any sales tax amounts, and due from related party. The Company’s financial liabilities include its accounts payable, due to related parties, loan payable, lease liabilities and derivative liabilities.

3.Summary of Significant Accounting Policies (continued)

(d)Financial Instruments (continued)

Classification (continued)

Fair value through profit or loss

This category includes derivative instruments as well as quoted equity instruments which the Company has not irrevocably elected, at initial recognition or transition, to classify at FVTOCI. This category would also include debt instruments whose cash flow characteristics do not meet the solely payment of principal and interest (“SPPI”) criterion or are not held within a business model whose objective is either to collect contractual cash flows, or to both collect contractual cash flows and sell. Financial assets in this category are recorded at fair value with changes recognized in the consolidated statements of loss and comprehensive loss.

Financial assets at fair value through other comprehensive income

Debt and equity instruments that are held for collection of contractual cash flows and for sale, and where the assets’ cash flows represent solely payments of principal and interest, are classified as FVTOCI. Movements in fair values are recognized in other comprehensive income (“OCI”) and accumulated in fair value reserve, except for the recognition of impairment gains or losses, interest income and foreign exchange gains and losses, which are recognized in profit and loss.

Financial assets at fair value through other comprehensive income (continued)

When the financial asset is derecognized, the cumulative gain or loss recognized in OCI is reclassified from equity to profit or loss and presented in “other gains and losses”. Interest income from these financial assets is recognized using the effective interest rate method and presented in “interest income”. As at June 30, 2023 and 2022, the Company did not have any financial assets at FVTOCI.

Amortized cost

Debt and equity instruments that are held for collection of contractual cash flows where those cash flows represent SPPI are measured at amortized cost. Interest income from these financial assets is included in interest income using the effective interest rate method.

The Company’s classification of financial assets and financial liabilities is summarized below:

Cash	FVTPL
Due to/from related parties	Amortized cost
Accounts payable	Amortized cost
Loan payable	Amortized cost
Lease liabilities	Amortized cost
Derivative liabilities	FVTPL

Measurement

All financial instruments are required to be measured at fair value on initial recognition, plus, in the case of a financial asset or financial liability not at FVTPL, transaction costs that are directly attributable to the acquisition or issuance of the financial asset or financial liability. Transaction costs of financial assets and financial liabilities carried at FVTPL are expensed in profit or loss. Financial assets and financial liabilities with embedded derivatives are considered in their entirety when determining whether their cash flows are solely payment of principal and interest.

3.Summary of Significant Accounting Policies (continued)

(d)Financial Instruments (continued)

Financial assets that are held within a business model whose objective is to collect the contractual cash flows, and that have contractual cash flows that are solely payments of principal and interest on the principal outstanding are generally measured at amortized cost at the end of the subsequent accounting periods. All other financial assets, including equity investments, are measured at their fair values at the end of subsequent accounting periods, with any changes taken through profit and loss or OCI (irrevocable election at the time of recognition). For financial liabilities measured subsequently at FVTPL, changes in fair value due to credit risk are recorded in OCI.

Expected credit loss impairment model

Under IFRS 9, the Company recognizes a provision for ECL on financial assets that are measured on amortized cost. The Company assumes that the credit risk on a financial asset has increased significantly if it is more than 30 days past due. The Company considers a financial asset to be in default when the borrower is unlikely to pay its credit obligations to the Company in full or when the financial asset is more than 90 days past due.

The carrying amount of a financial asset is written off (either partially or in full) to the extent that there is no realistic prospect of recovery. This is generally the case when the Company determines that the debtor does not have assets or sources of income that could generate sufficient cash flows to repay the amounts.

Derecognition

The Company derecognizes financial assets only when the contractual rights to cash flow from the financial assets expire, or when it transfers the financial assets and substantially all of the associated risks and rewards of ownership to another entity.

The Company derecognizes a financial liability when its contractual obligations are discharged, cancelled, or expire.  The Company also derecognizes a financial liability when the terms of the liability are modified such that the terms and/or cash flows of the modified instrument are substantially different, in which case a new financial liability based on the modified terms is recognized at fair value.

Gains or losses on derecognition are generally recognized in profit or loss.

Determination of fair value

The determination of fair value requires judgment and is based on market information, where available and appropriate. The Company classifies fair value measurements using a fair value hierarchy that reflects the significance of the inputs used in making the measurements.